Condensed Consolidated Interim Statements of Shareholders' Equity (unaudited) - USD ($) $ in Thousands	Total	Common stock	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance (in shares) at Dec. 31, 2024		17,282,934
Balance at Dec. 31, 2024	$ 137,025	$ 1,245,805	$ 9,472	$ 11,516	$ (1,096,275)	$ (33,493)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		43,798
Issuance of common shares on exercise of share units	0	$ 603	(603)
Stock-based compensation	212		212
Net loss for the period	(2,451)				(2,451)
Other comprehensive income (loss)	2,812					2,812
Balance (in shares) at Mar. 31, 2025		17,326,732
Balance at Mar. 31, 2025	$ 137,598	$ 1,246,408	9,081	11,516	(1,098,726)	(30,681)
Balance (in shares) at Dec. 31, 2025	17,351,005	17,375,213
Balance at Dec. 31, 2025	$ 68,813	$ 1,246,793	8,968	11,516	(1,157,901)	(40,563)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		20,521
Issuance of common shares on exercise of share units	0	$ 266	(266)
Stock-based compensation	86		86
Net loss for the period	(5,707)				(5,707)
Other comprehensive income (loss)	$ (308)					(308)
Balance (in shares) at Mar. 31, 2026	17,395,734	17,395,734
Balance at Mar. 31, 2026	$ 62,884	$ 1,247,059	$ 8,788	$ 11,516	$ (1,163,608)	$ (40,871)